Property and Equipment, Net	12 Months Ended
Jun. 30, 2023
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6 – PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of June 30,
	2023	2022
Office building	$20,354,809	$20,198,454
Equipment	1,067,695	1,224,250
Office building related facility, machinery and equipment	182,503	225,773
Automobiles	37,421	118,472
Office Furniture	136,034	69,448
Leasehold improvements	772,210	667,785
Total	22,550,672	22,504,182
Less: accumulated depreciation	(2,438,367)	(1,903,084)
Property and equipment, net	$20,112,305	$20,601,098

Depreciation expense was $1,040,734, $709,836, and $404,063, for the years ended June 30, 2023, 2022 and 2021, respectively. No impairment loss was recognized for the years ended June 30, 2023, 2022 and 2021.

As of June 30, 2023, the office building with carrying amount of US$15,292,336 is mortgaged to secure financing credit facility of HKD 58,000,00 from Taipei Fubon Bank.